Loans from related parties - Loan from Imagination Industries Ltd (Details) - GBP (£) £ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Loans from related parties
As at January 1	£ 6,309
Amounts advanced	2,945	£ 5,600
Interest charged	£ 483	709
As at June 30		£ 6,309
Interest rate		30.00%